SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Unamortized discount and deferred financing costs	$ (202,779)
Notes Payable	$ 6,922,043
Notes Payable, Related Party, Type [Extensible Enumeration]	Notes Payable
American Pacific Ban Corp Inc Linden [Member]
American Pacific Bancorp, Inc. – Revolving Note	$ 5,594,253
American Pacific Ban Corp Inc Revolving Note [Member]
American Pacific Bancorp, Inc. – Revolving Note	$ 1,530,569